TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income [Line Items]
Current		$ 23,978	$ 37,694	$ 44,200
Deferred		6,854	(27,785)	(17,285)
Domestic		24,812	2,337	29,410
Foreign		6,020	7,572	(2,495)
Taxes on income	$ 19,200	30,832	9,909	26,915
Domestic Country [Member]
Taxes on Income [Line Items]
Current		14,860	16,351	30,530
Deferred		9,952	(14,014)	(1,120)
Taxes on income		24,812	2,337	29,410
Foreign Country [Member]
Taxes on Income [Line Items]
Current		9,118	21,343	13,670
Deferred		(3,098)	(13,771)	(16,165)
Taxes on income		$ 6,020	$ 7,572	$ (2,495)